SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment
Property and equipment, including significant improvements, are recorded at cost. Repairs and maintenance costs are expensed as incurred. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, or, in the case of leasehold improvements, the lease term, if shorter.

Asset Category	Estimated Useful Lives
Buildings and leasehold improvements	3 to 39 Years
Computer equipment and capitalized software	2 to 3 Years
Furniture and other equipment	3 to 12 Years

	December 31,
	2016	2015
	(In thousands)
Property and equipment, net:
Buildings and leasehold improvements	$247,451	$235,545
Computer equipment and capitalized software	259,464	239,309
Furniture and other equipment	93,002	88,664
Projects in progress	13,048	18,676
Land	5,117	5,117
	618,082	587,311
Accumulated depreciation and amortization	(311,834)	(284,494)
Property and equipment, net	$306,248	$302,817

Schedule of Effect of New Accounting Pronouncement
To illustrate the effect of ASU No. 2016-09 on the Company’s results for the year ended December 31, 2016, the table below illustrates the change in the Company’s reported results after giving pro forma effect to ASU No. 2016-09 as if it had been in effect on January 1, 2016.

	Reported results under current GAAP	Pro forma results assuming ASU No. 2016-09 had been in effect on January 1, 2016
	(In thousands, except per share data)
Net (loss) earnings	$(16,151)	$33,255
Net earnings attributable to noncontrolling interests	(25,129)	(30,024)
Net (loss) earnings attributable to IAC shareholders	(41,280)	3,231
Basic (loss) earnings per share from continuing operations	$(0.52)	$0.10
Fully diluted loss per share from continuing operations	$(0.52)	$(0.19)